Share based compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment charge	$ 4.6	$ 2.1	$ 0.1
Intrinsic value, non-vested awards	0.8	0.4
Intrinsic value, vested awards	$ 0.6
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, expiration period	5 years
Aggregate number of share options authorized (in shares)	12,997,000
Fair values of the share options	$ 5.5	8.0	$ 2.6
Intrinsic value, options outstanding	36.3	16.9
Intrinsic value, exercisable options	6.7	0.0
Intrinsic value, options exercised	$ 2.2	$ 0.0
Share options | Total vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining life for vested options	2 years 6 months 14 days	8 months 15 days	1 year 2 months 8 days
Share options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Share options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	0	500,000	0
Vesting requirement share price (in USD per share)	$ 10.00
Vesting requirement % of days	75.00%
Share-based payment charge	$ 0.3	$ 0.1
Fair value of awards granted		$ 1.0
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	112,780	88,584	0
Share-based payment charge	$ 0.5	$ 0.1
Fair value of awards granted	$ 0.7	$ 0.5